Mezzanine Equity and Stockholders' Deficit (Tables) - Adagio Medical Inc	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of issuance of preferred stock

The following table summarizes information related to issuance of the Company’s preferred stock as of June 30, 2024 (in thousands, except share data):

					Number of
					Common
	Number of	Shares			Stock
	Shares	Issued and	Carrying	Conversion	Equivalent	Liquidation
Preferred Stock Class	Authorized	Outstanding	Value(1)	Price Per Share	Shares	Preference
Series A	270,856	270,856	$2,500	$9.23	270,856	$2,500
Series B	815,730	815,730	10,626	13.04	815,730	10,637
Series C	981,596	981,596	15,988	16.30	981,596	16,000
Series D	992,064	992,064	19,990	20.16	992,064	20,000
Series E	1,879,700	1,671,798	37,679	22.61	1,671,798	37,799
	4,939,946	4,732,044	$86,783		4,732,044	$86,936
(1)	The carrying value reflects the gross proceeds received from the sale of the preferred stock less issuance costs.

The following table summarizes information related to issuance of the Company’s preferred stock as of December 31, 2023 (in thousands, except share data):

					Number of
					Common
	Number of	Shares			Stock
	Shares	Issued and	Carrying	Conversion	Equivalent	Liquidation
Preferred Stock Class	Authorized	Outstanding	Value(1)	Price Per Share	Shares	Preference
Series A	270,856	270,856	$2,500	$9.23	270,856	$2,500
Series B	815,730	815,730	10,626	13.04	815,730	10,637
Series C	981,596	981,596	15,988	16.30	981,596	16,000
Series D	992,064	992,064	19,990	20.16	992,064	20,000
Series E	1,879,700	1,879,700	42,365	22.61	1,879,700	42,500
	4,939,946	4,939,946	$91,469		4,939,946	$91,637
(1)	The carrying value reflects the gross proceeds received from the sale of the preferred stock less issuance costs.

The following table summarizes information related to issuance of the Company’s preferred stock at December 31, 2023 and 2022 (in thousands, except share data):

					Number of
					Common
	Number of	Shares		Conversion	Stock
	Shares	Issued and	Carrying	Price Per	Equivalent	Liquidation
Preferred Stock Class	Authorized	Outstanding	Value (1)	Share	Shares	Preference
Series A	270,856	270,856	$2,500	$9.23	270,856	$2,500
Series B	815,730	815,730	10,626	13.04	815,730	10,637
Series C	981,596	981,596	15,988	16.30	981,596	16,000
Series D	992,064	992,064	19,990	20.16	992,064	20,000
Series E	1,879,700	1,879,700	42,365	22.61	1,879,700	42,500
	4,939,946	4,939,946	$91,469		4,939,946	$91,637
(1)	The carrying value reflects the gross proceeds received from the sale of the preferred stock less issuance costs.

Schedule of common stock reserved for future issuance

	June 30, 2024	December 31, 2023
	(Unaudited)
Conversion of preferred stock	4,732,044	4,939,946
Stock options issued and outstanding under the 2012 and 2022 Plan	742,409	747,001
Common shares available for future grant under the 2012 and 2022 Plan	31,604	27,012
Common stock reserved for future issuance	5,506,057	5,713,959

	December 31, 2023	December 31, 2022
Conversion of preferred stock	4,939,946	4,939,946
Stock options issued and outstanding under the 2012 and 2022 Plan	747,001	619,527
Common shares available for future grant under the 2012 and 2022 Plan	27,012	160,155
Common stock reserved for future issuance	5,713,959	5,719,628